Shareholders' equity (Schedule of activity in stock options) (Details)								12 Months Ended
	Dec. 31, 2022 shares $ / shares	Jun. 02, 2022 shares $ / shares	Jan. 03, 2022 $ / shares	Dec. 30, 2021 shares $ / shares	Jun. 14, 2021 shares $ / shares	Jun. 01, 2021 shares $ / shares	Apr. 06, 2021 $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Number of options
Beginning balance | shares								8,403,000	9,040,000
Granted | shares		1,500,000		100,000	100,000	200,000		2,475,000	2,970,000
Exercised | shares								(2,440,000)	(3,482,000)
Forfeited | shares								(242,500)	(125,000)
Ending balance | shares	8,195,500							8,195,500	8,403,000
Weighted average exercise price
Beginning balance								$ 3.10	$ 1.57
Granted	$ 1.03	$ 3.88	$ 3.36	$ 3.61	$ 6.70	$ 6.59	$ 8.47	3.55	4.55
Exercised								0.58	0.32
Forfeited								4.07	4.41
Ending balance	3.96							3.96	3.10
Fair market value	$ 1.44							$ 1.44	$ 5.48